Client Name:
Client Project Name:	BRAVO 2023-NQM6
Start - End Dates:	12/7/2022 - 8/4/2023
Deal Loan Count:	465

Conditions Report 2.0

Loans in Report:	465
Loans with Conditions:	197

162 - Total Active Conditions
1 - Material Conditions
1 - Credit Review Scope
1 - Category: Terms/Guidelines
161 - Non-Material Conditions
122 - Credit Review Scope
4 - Category: Application
11 - Category: Assets
57 - Category: Credit/Mtg History
4 - Category: DTI
14 - Category: Income/Employment
4 - Category: Insurance
2 - Category: Legal Documents
15 - Category: LTV/CLTV
11 - Category: Terms/Guidelines
27 - Property Valuations Review Scope
3 - Category: Appraisal
15 - Category: FEMA
9 - Category: Property
12 - Compliance Review Scope
1 - Category: County High Cost
1 - Category: Documentation
1 - Category: Repayment Ability
1 - Category: RESPA
2 - Category: State Consumer Protection
1 - Category: State High Cost
1 - Category: TILA
4 - Category: TILA/RESPA Integrated Disclosure
111 - Total Satisfied Conditions

49 - Credit Review Scope
11 - Category: Application
3 - Category: Assets
9 - Category: DTI
9 - Category: Income/Employment
8 - Category: Insurance
5 - Category: Legal Documents
3 - Category: Terms/Guidelines
1 - Category: Title
12 - Property Valuations Review Scope
2 - Category: Appraisal
8 - Category: FEMA
1 - Category: Property
1 - Category: Value
50 - Compliance Review Scope
8 - Category: Compliance Manual
3 - Category: Documentation
2 - Category: Finance Charge Tolerance
2 - Category: Right of Rescission
1 - Category: State Consumer Protection
1 - Category: Texas Home Equity
33 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: LTV/CLTV

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